Employee Compensation and Benefits	9 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Compensation and Benefits

Note 7 - Employee Compensation and Benefits

The Company has employee benefit plans in the form of certain statutory and other programs covering its employees.

Defined Benefit Plan - Gratuity

The Company’s subsidiaries in India have defined benefit plans comprising of gratuity under Payments of Gratuity Act, 1972 covering eligible employees in India. The present value of the defined benefit obligations and other long-term employee benefits is determined based on actuarial valuation using the projected unit credit method. The rate used to discount defined benefit obligation is determined by reference to market yields at the balance sheet date on Indian government bonds for the estimated term of obligations.

Actuarial gains or losses arising on account of experience adjustment and the effect of changes in actuarial assumptions are initially recognized in the condensed consolidated statements of comprehensive income, and the unrecognized actuarial loss is amortized to the condensed consolidated statements of operations over the average remaining service period of the active employees expected to receive benefits under the plan.

Changes in “Other comprehensive income/ (loss)” during the three and nine months ended December 31, 2023 and 2022 were as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Net actuarial loss / (gain)	$(14)	$(86)	$100	$(51)
Amortization of net actuarial (gain)	(21)	(15)	(64)	(47)
Deferred tax expense / (benefit)	9	25	(9)	25
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$(26)	$(76)	$27	$(73)

Net defined benefit plan costs for the three and nine months ended December 31, 2023 and 2022 include the following components:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Service costs	$112	$83	$338	$255
Interest costs	24	13	74	39
Amortization of net actuarial loss	21	15	64	47
Net defined benefit plan costs	$157	$111	$476	$341